LOSS PER SHARE (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
Loss for the period attributable to owners of the Company
From continuing operations	$ (17)	¥ (122)	¥ (4,506)
From discontinued operations			¥ (6,236)
Weighted average number of ordinary shares for basic earning per share	9,398,397	9,398,397	8,197,897
Loss per share:
For loss from continuing operations - Basic | (per share)		¥ (0.01)	¥ (0.55)
For loss from continuing operations - Diluted | (per share)		(0.01)	(0.55)
For loss from discontinued operations - Basic | (per share)			(0.76)
For loss from discontinued operations - Diluted | (per share)			(0.76)
Loss per share - Basic | (per share)		(0.01)	(1.31)
Loss per share - Diluted | (per share)		¥ (0.01)	¥ (1.31)